Basis of Preparation and Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) period		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Threshold Period of Value Decline in Equity Securities to be considered Other than Temporary Impairment	12 months
Non-Payment Of Dividends, Number Of Periods | period	6
Amortization of right-of-use operating lease assets	$ 11.8		$ 13.4	$ 0.0
Available-for-sale investment, allowance for credit loss, increase (decrease)	(0.4)
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	0.1
Unpaid losses (1) (net of allowance for expected credit losses of $3.8 — $Nil)	$ 3.8		3.7
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Fixed maturities
Property, Plant and Equipment [Line Items]
Percentage of Value Decline in Securities to be considered Other than Temporary Impairment	20.00%
Accounting Standards Update 2016-13
Property, Plant and Equipment [Line Items]
Available-for-sale investment, allowance for credit loss, increase (decrease)			0.6
Accounting Standards Update 2016-13 | Retained earnings
Property, Plant and Equipment [Line Items]
Cumulative Effect on Retained Earnings, before Tax	$ (4.3)	[1]	$ 0.0	$ 0.0

[1]	The $4.3 million relates to the cumulative effect-adjustment to opening retained earnings as a result of the recognition of current expected credit losses (‘CECL’) in the Company’s available-for-sale investment portfolio and reinsurance recoverables following the adoption of ASU 2016-13.